UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22252

Name of Fund: BlackRock Fixed Income Value Opportunities

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Fixed Income Value Opportunities, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2010

Date of reporting period: 09/30/2010

Item 1	–	Schedule of Investments

Schedule of Investments September 30, 2010 (Unaudited)
(Percentages shown are based on Net Assets)

	Par (000)		Value
Asset-Backed Securities
Advanta Business Card Master Trust,
Series 2007-A5, Class A5, 0.76%, 8/20/13(a)	USD	554	$552,785
Countrywide Asset-Backed Certificates:
Series 2005-17, Class 1AF2, 5.36%, 5/25/36(a)		2,448	1,974,203
Series 2006-11, Class 1AF2, 6.02%, 9/25/46(a)		2,654	2,014,213
Series 2006-13, Class 1AF2, 5.88%, 1/25/37		1,778	1,688,560
Series 2007-12, Class 2A1, 0.61%, 5/25/29(a)		1,737	1,610,499
Series 2007-4, Class A1A, 0.38%, 9/25/37(a)		1,288	1,197,642
Morgan Stanley Structured Trust,
Series 2007-1, Class A1, 0.34%, 6/25/37(a)		1,547	1,426,752
Residential Asset Mortgage Products, Inc.,
Series 2007-RS2, Class A1, 0.38%, 5/25/37(a)		647	622,467
Student Loan Trust,
Series 2006-A, Class A4, 0.65%, 1/15/19(a)		1,180	1,067,791
Structured Asset Securities Corp.,
Series 2007-BC4, Class A3, 0.51%, 11/25/37(a)		1,490	1,423,921

Total Asset-Backed Securities — 3.6%			13,578,833

	Shares
Common Stocks
Media — 0.1%
HMH Holdings(b)		52,852	264,260

	Par (000)
Corporate Bonds
Advertising — 0.3%
Affinion Group, Inc.:
10.13%, 10/15/13		269	276,397
10.13%, 10/15/13		790	809,750

			1,086,147

Aerospace & Defense — 0.4%
Sequa Corp.,
11.75%, 12/01/15(c)		1,620	1,709,100

Airlines — 1.0%
American Airlines, Inc.,
10.50%, 10/15/12(c)		1,000	1,080,000
Continental Airlines, Inc.,
6.75%, 9/15/15(c)		900	912,375
United Air Lines, Inc.,
12.75%, 7/15/12		1,487	1,665,216

			3,657,591

Building Products — 0.4%
Ply Gem Industries, Inc.,
11.75%, 6/15/13		1,500	1,605,000

Commercial Banks — 2.2%
HSBC Bank USA, N.A.,
4.63%, 4/01/14(d)		5,000	5,357,795
Regions Financial Corp.,
6.38%, 5/15/12		2,820	2,890,212

			8,248,007

Corporate Bonds
Diversified Financial Services — 4.0%
The Bear Stearns Cos. LLC,
6.95%, 8/10/12(d)		5,000	5,527,235
BP Capital Markets Plc,
5.25%, 11/07/13(e)		7,000	7,623,924
CIT Group Funding Co. of Delaware LLC,
10.25%, 5/01/14		1,815	1,886,329

			15,037,488

Diversified Telecommunication Services — 0.9%
Qwest Corp.:
8.88%, 3/15/12		610	669,475
8.38%, 5/01/16		500	591,250
TELUS Corp.,
8.00%, 6/01/11(d)(e)		1,924	2,014,690

			3,275,415

Health Care Equipment & Supplies — 0.5%
Boston Scientific Corp.,
4.50%, 1/15/15		1,800	1,841,366

Health Care Providers & Services — 0.4%
American Renal Holdings,
8.38%, 5/15/18(c)		400	412,000
HCA, Inc.,
9.13%, 11/15/14		1,089	1,147,534

			1,559,534

Hotels, Restaurants & Leisure — 0.5%
MGM Resorts International,
13.00%, 11/15/13		1,615	1,897,625

Household Durables — 0.5%
Beazer Homes USA, Inc.,
12.00%, 10/15/17		1,800	2,070,000

Independent Power Producers & Energy Traders — 0.1%
Calpine Construction Finance Co. LP/CCFC Finance Corp.,
8.00%, 6/01/16(c)		500	535,000

Insurance — 1.4%
Metropolitan Life Global Funding I,
5.13%, 4/10/13(c)(d)		5,000	5,441,975

Media — 4.2%
CCH II LLC/CCH II Capital Corp.,
13.50%, 11/30/16		1,975	2,345,313
Cox Communications, Inc.,
7.13%, 10/01/12(d)		5,000	5,535,465
Thomson Reuters Corp.,
5.95%, 7/15/13(d)		2,000	2,245,394
Time Warner Cable, Inc.,
5.40%, 7/02/12(d)		5,000	5,356,825
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH,
8.13%, 12/01/17(c)(e)		500	520,000

			16,002,997

Metals & Mining — 0.3%
Steel Dynamics, Inc.,
7.38%, 11/01/12		1,000	1,068,750

Multiline Retail — 0.2%
Rite Aid Corp.,
8.00%, 8/15/20(c)		570	578,550

Multi-Utilities — 3.5%
Dominion Resources, Inc.,
8.88%, 1/15/19(d)		2,000	2,720,538
DTE Energy Co.,
7.05%, 6/01/11(d)		5,000	5,201,675
Potomac Electric Power Co.,
4.65%, 4/15/14(d)		5,000	5,393,015

			13,315,228

Trust Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	EUR GBP	Euro British Pound	GO USD	General Obligation US Dollar

BLACKROCK FIXED INCOME VALUE OPPORTUNITIES	SEPTEMBER 30, 2010	1

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Oil, Gas & Consumable Fuels — 1.5%
Chesapeake Energy Corp.,
7.63%, 7/15/13	USD	1,325	$1,444,250
Enbridge Energy Partners LP,
9.88%, 3/01/19(d)		3,000	4,090,914

			5,535,164

Paper & Forest Products — 0.4%
NewPage Corp.,
11.38%, 12/31/14		1,490	1,348,450

Real Estate Investment Trusts (REITs) — 0.2%
Omega Healthcare Investors, Inc.,
7.50%, 2/15/20(c)		890	936,725

Textiles, Apparel & Luxury Goods — 0.4%
Phillips-Van Heusen Corp.,
7.38%, 5/15/20		1,360	1,433,100

Wireless Telecommunication Services — 2.5%
Alltel Corp.,
7.00%, 7/01/12(d)		5,000	5,500,740
CC Holdings GS V LLC/Crown Castle GS III Corp.,
7.75%, 5/01/17(c)		750	828,750
Cricket Communications, Inc.,
7.75%, 5/15/16		1,000	1,061,250
Nextel Communications, Inc.,
Series E, 6.88%, 10/31/13		1,890	1,901,813

			9,292,553

Total Corporate Bonds — 25.8%			97,475,765

Floating Rate Loan Interests(a)
Aerospace & Defense — 0.1%
L-1 Identity Solutions Operating Co., Tranche B-1 Term Loan,
6.75%, 8/05/13		430	428,586

Auto Components — 0.2%
Allison Transmission, Inc., Term Loan,
4.01%, 8/07/14		477	447,445
The Goodyear Tire & Rubber Co., Loan (Second Lien),
2.26%, 4/30/14		450	420,750

			868,195

Chemicals — 0.6%
Brenntag Holding GmbH & Co. KG:
Acquisition Facility 1, 6.00%, 1/20/14		58	57,997
Facility B2, 3.55%, 1/20/14		333	333,304
Huish Detergents, Inc., Loan (Second Lien),
3.26%, 10/26/14		500	480,000
Nalco Co., Term Loan,
10.50%, 5/13/16		494	492,207
PQ Corp. (fka Niagara Acquisition, Inc.), Original Term Loan (First Lien),
2.51% - 2.79%, 7/30/14		984	911,925

			2,275,433

Commercial Services & Supplies — 0.4%
Ceridian Corp., U.S. Term Loan,
1.79%, 11/09/14		991	889,715
Coinmach Service Corp., Term Loan,
3.50%, 11/14/14		491	428,232

			1,317,947

Diversified Consumer Services — 0.4%
Coinmach Service Corp., Delayed Draw Term Loan,
6.50%, 11/14/14		739	642,073
Laureate Education, Inc.,
Series A New Term Loan, 4.01%, 8/15/14		990	976,883

			1,618,956

Diversified Financial Services — 0.2%
Wind Finance SL SA, Euro Facility (Second Lien),
3.26% - 3.35%, 11/26/14	EUR	500	683,224

Food & Staples Retailing — 0.4%
AB Acquisitions UK Topco 2 Ltd. (fka Alliance Boots), Facility B1,
4.01% - 4.29%, 7/06/15	GBP	1,000	1,444,977

Health Care Equipment & Supplies — 0.1%
DJO Finance, LLC (ReAble Therapeutics Finance, LLC), Term Loan,
4.01%, 5/20/14	USD	442	422,913

Health Care Providers & Services — 0.4%
CHS/Community Health Systems, Inc., Delayed Draw Term Loan,
2.55%, 7/25/14		487	462,219
HCA, Inc., Tranche A-1 Term Loan,
4.01% - 4.48%, 11/16/12		657	633,704
HealthSouth Corp.:
Tranche 1 Term Loan, 7.50%, 3/10/13		268	267,560
Tranche 2 Term Loan, 3.51% - 3.73%, 9/10/15		221	220,353

			1,583,836

Hotels, Restaurants & Leisure — 0.3%
Harrah’s Operating Co., Inc., Term B-2 Loan,
2.24%, 1/28/15		1,219	1,048,954

Household Durables — 0.0%
Jarden Corp., Term Loan B5,
7.87%, 1/24/12		149	148,854

Independent Power Producers & Energy Traders — 0.5%
Dynegy Holdings, Inc.:
Term Letter of Credit Facility Term Loan, 3.54%, 4/02/13		160	158,055
Tranche B Term Loan, 3.35%, 4/02/13		13	12,626
Texas Competitive Electric Holdings Co., LLC (TXU), Initial Tranche B-2 Term Loan,
3.26%, 10/10/14		1,948	1,510,937

			1,681,618

IT Services — 0.1%
SunGard Data Systems, Inc. (Solar Capital Corp.), Incremental Term Loan,
7.00%, 2/28/14		491	491,053

Media — 1.4%
Cengage Learning Acquisitions, Inc. (Thompson Learning), Tranche 1 Incremental Term Loan,
5.76%, 7/03/14		985	982,424
Charter Communications Operating LLC:
Term B-1 Loan, 7.50%, 3/06/14		54	52,542
Term C Loan, 3.76% - 4.07%, 9/06/16		437	426,696
HMH Publishing Co. Ltd. (aka Education Media), Tranche A Term Loan,
3.01%, 6/12/14		616	566,270
Newsday LLC, Fixed Rate Term Loan,
3.78%, 8/01/13		650	690,219
Nielsen Finance LLC:
Class A Dollar Term Loan, 4.01% - 4.06%, 8/09/13		31	29,528
Class B Dollar Term Loan, 4.01%, 5/01/16		1,606	1,558,055
SW Acquisitions Co., Inc., Term Loan,
6.75%, 6/01/16		496	497,646
UPC Financing Partnership, Facility U,
2.26%, 12/31/17	EUR	500	638,087

			5,441,467

2	BLACKROCK FIXED INCOME VALUE OPPORTUNITIES	SEPTEMBER 30, 2010

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par (000)		Value
Floating Rate Loan Interests(a)
Paper & Forest Products — 0.1%
Georgia-Pacific LLC, Term Loan B,
3.01% - 3.05%, 12/23/12	USD	364	$361,562

Professional Services — 0.3%
Booz Allen Hamilton, Inc.:
Tranche B Term Loan, 4.51%, 7/31/15		491	493,246
Tranche C Term Loan, 5.75%, 7/31/15		496	496,870

			990,116

Software — 0.1%
First Data Corp., Initial Tranche B-2 Term Loan,,
2.29% - 2.30%, 9/24/14		472	415,061

Total Floating Rate Loan Interests — 5.6%			21,222,752

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 21.7%
Adjustable Rate Mortgage Trust:
Series 2005-5, Class 5A21, 2.91%, 9/25/35(a)		3,454	2,627,604
Series 2007-1, Class 3A21, 5.91%, 3/25/37(a)		1,746	1,600,812
Banc of America Funding Corp.:
Series 2004-B, Class 5A1, 3.38%, 11/20/34(a)		3,423	2,859,215
Series 2006-E, Class 2A1, 5.70%, 6/20/36(a)		4,546	2,987,435
Series 2007-A, Class 2A1, 0.42%, 2/20/47(a)		2,151	1,504,771
Banc of America Mortgage Securities, Inc.,
Series 2005-D, Class 2A5, 2.94%, 5/25/35(a)		3,276	3,232,368
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-6, Class 2A1, 2.62%, 8/25/35(a)		11,303	8,156,914
Bear Stearns Alt-A Trust:
Series 2005-4, Class 21A1, 2.98%, 5/25/35(a)		5,073	3,267,636
Series 2005-7, Class 24A1, 5.57%, 9/25/35(a)		11,279	7,945,836
Chase Mortgage Finance Corp.,
Series 2005-A1, Class 2A1, 5.18%, 12/25/35(a)		7,827	7,067,253
CitiMortgage Alternative Loan Trust,
Series 2007-A8, Class A1, 6.00%, 10/25/37		3,753	3,001,102
Countrywide Alternative Loan Trust:
Series 2005-21CB, Class A3, 5.25%, 6/25/35		2,703	2,203,091
Series 2005-23CB, Class A15, 5.50%, 7/25/35		2,429	2,134,476
Series 2005-86CB, Class A8, 5.50%, 2/25/36		3,756	3,348,904
Series 2006-24CB, Class A23, 6.00%, 6/25/36		2,800	1,958,134
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2007-17, Class 1A1, 6.00%, 10/25/37		2,667	2,347,895
Series 2007-HY3, Class 4A1, 5.87%, 6/25/47(a)		4,398	3,903,417
Deutsche Alt-A Securities, Inc.,
Series 2006-OA1, Class A1, 0.46%, 2/25/47(a)		4,303	2,735,258
Indymac Index Mortgage Loan Trust,
Series 2006-AR31, Class A3, 5.62%, 11/25/36(a)		3,043	2,324,841
JPMorgan Mortgage Trust:
Series 2006-A4, Class 4A2, 5.74%, 6/25/36(a)		1,170	1,134,249
Series 2007-S1, Class 1A2, 5.50%, 3/25/22		3,001	2,818,191
Master Asset Securitization Trust,
Series 2006-1, Class 4A1, 5.75%, 2/25/21		1,773	1,803,361
Residential Accredit Loans, Inc.,
Series 2005-QS13, Class 1A5, 5.50%, 9/25/35		2,287	1,900,303
Thornburg Mortgage Securities Trust:
Series 2006-5, Class A1, 0.38%, 8/25/11(a)		1,413	1,401,262
Series 2006-6, Class A1, 0.37%, 11/25/11(a)		2,757	2,680,921
Wells Fargo Mortgage Backed Securities Trust:
Series 2006-AR13, Class A2, 5.53%, 9/25/36(a)		2,832	2,335,050
Series 2006-AR2, Class 2A5, 4.58%, 3/25/36(a)		3,210	2,730,669

			82,010,968

Commercial Mortgage-Backed Securities — 54.6%
Banc of America Commercial Mortgage, Inc.:
Series 2001-PB1, Class A2, 5.79%, 8/11/11		4,034	4,133,906
Series 2007-3, Class A2, 5.84%, 7/10/12(a)		14,000	14,701,971
Bear Stearns Commercial Mortgage Securities,
Series 2002-TOP6, Class A2, 6.46%, 10/15/36		1,745	1,839,263
Citigroup Commercial Mortgage Trust,
Series 2007-C6, Class ASB, 5.89%, 12/10/49(a)		5,000	5,403,544
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2006-CD2, Class AAB, 5.58%, 1/15/46(a)		4,000	4,257,889
Series 2007-CD4, Class ASB, 5.28%, 12/11/49		9,000	9,524,860
Commercial Mortgage Pass-Through Certificates,
Series 2007-C9, Class AAB, 6.01%, 12/10/49(a)		10,000	11,013,974
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2001-CKN5, Class A4, 5.44%, 9/15/34		3,671	3,766,626
GE Capital Commercial Mortgage Corp.,
Series 2005-C4, Class ASB, 5.48%, 11/10/45(a)		8,000	8,618,208
Greenwich Capital Commercial Funding Corp.:
Series 2007-GG11, Class A2, 5.60%, 12/10/49		5,000	5,288,893
Series 2007-GG9, Class A2, 5.38%, 7/10/12		598	619,886
Series 2007-GG9, Class AAB, 5.44%, 9/10/16		13,633	14,804,662

BLACKROCK FIXED INCOME VALUE OPPORTUNITIES	SEPTEMBER 30, 2010	3

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par (000)		Value
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities (concluded)
GS Mortgage Securities Corp. II:
Series 2006-GG6, Class A2, 5.51%, 3/10/11(a)	USD	11,629	$11,765,453
Series 2006-GG6, Class AAB, 5.59%, 4/10/38(a)		5,320	5,741,688
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2006-CB15, Class ASB, 5.79%, 6/12/43(a)		10,000	10,894,398
Series 2007-LD11, Class A2, 5.99%, 6/15/49(a)		14,000	14,625,568
Series 2007-LD11, Class ASB, 6.01%, 6/15/49(a)		7,700	8,305,933
LB-UBS Commercial Mortgage Trust:
Series 2001-C2, Class A2, 6.65%, 11/15/27		4,889	4,959,385
Series 2006-C7, Class A2, 5.30%, 11/15/38		3,000	3,090,493
Series 2007-C1, Class AAB, 5.40%, 2/15/40		11,174	12,013,992
Morgan Stanley Capital I, Inc.,
Series 2007-IQ14, Class AAB, 5.65%, 4/15/49(a)		10,000	10,658,991
Wachovia Bank Commercial Mortgage Trust:
Series 2005-C22, Class A4, 5.44%, 12/15/44(a)		13,000	14,208,243
Series 2006-C24, Class A3, 5.56%, 3/15/45(a)		14,000	15,523,231
Series 2007-C33, Class A2, 6.06%, 7/15/12(a)		10,480	10,945,763

			206,706,820

Total Non-Agency Mortgage-Backed Securities — 76.3%			288,717,788

Taxable Municipal Bonds
State of California Various Purposes GO,
5.65%, 4/01/39(a)		5,000	5,382,350
State of Illinois GO Series 2010 MB,
3.32%, 1/01/13		3,105	3,173,465

Total Taxable Municipal Bonds — 2.2%			8,555,815

Total Investments (Cost — $362,229,612*) — 113.6%			429,815,213
Liabilities in Excess of Other Assets — (13.6)%			(51,490,717)

Net Assets — 100.0%			$378,324,496

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$362,293,859

Gross unrealized appreciation	$68,004,687
Gross unrealized depreciation	(483,333)

Net unrealized appreciation	$67,521,354

(a)	Variable rate security. Rate shown is as of report date.

(b)	Non-income producing security.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	All or a portion of security pledged as collateral for reverse repurchase agreements.

(e)	US dollar denominated security issued by foreign domiciled entity.

•	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2009	Net Activity	Shares Held at September 30, 2010	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	27,010,915	(27,010,915)	—	$72	$14,825

•	Reverse repurchase agreements outstanding as of September 30, 2010 were as follows:

Counterparty	Interest Rate	Settlement Date	Maturity Date	Net Closing Amount	Par
UBS AG	0.38%	09/07/10	04/10/13	$5,295,165	$5,242,812
UBS AG	0.38%	09/07/10	04/01/14	$5,200,503	$5,130,000
UBS AG	0.38%	09/07/10	07/01/12	$5,333,315	$5,296,250
UBS AG	0.38%	09/07/10	08/10/12	$5,293,680	$5,254,687
UBS AG	0.38%	09/07/10	04/15/14	$5,249,421	$5,177,500
UBS AG	0.38%	09/07/10	07/15/13	$2,170,615	$2,147,000
UBS AG	0.38%	09/07/10	01/15/19	$2,657,439	$2,574,500
UBS AG	0.38%	09/07/10	06/01/11	$5,061,099	$5,046,875
UBS AG	0.38%	09/07/10	10/01/12	$5,452,170	$5,409,063
UBS AG	0.38%	09/07/10	03/01/19	$3,969,598	$3,843,938
UBS AG	0.38%	09/07/10	07/02/12	$5,171,935	$5,135,938
UBS AG	0.38%	09/07/10	06/01/11	$1,965,840	$1,960,315

Total					$52,218,878

•	Foreign currency exchange contracts as of September 30, 2010 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,245,474	GBP	808,000	Royal Bank of Scotland Plc	10/20/10	$(23,630)
EUR	1,521,000	USD	1,983,068	Citibank, N.A.	11/17/10	89,656
USD	4,723,280	EUR	3,714,000	Citibank, N.A.	11/17/10	(337,927)

Total						$(271,901)

•	Credit default swaps on single-name issues - buy protection outstanding as of September 30, 2010 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)
First Data Corp.	5.00%	JPMorgan Chase Bank, N.A.	September 2014	USD	1,000	$20,807
Macy’s, Inc.	5.00%	Credit Suisse International	September 2014	USD	1,000	(51,926)
Marathon Oil Corp.	1.00%	Deutsche Bank AG	September 2014	USD	5,000	(136,766)

4	BLACKROCK FIXED INCOME VALUE OPPORTUNITIES	SEPTEMBER 30, 2010

Schedule of Investments (continued)

Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)
Masco Corp.	1.00%	Credit Suisse International	September 2014	USD	1,000	$(20,508)
The New York Times Co.	5.00%	Citibank N.A.	September 2014	USD	1,000	(77,791)
Nordstrom, Inc.	1.00%	Credit Suisse International	September 2014	USD	5,000	(199,674)
R.R. Donnelley & Sons Co.	1.00%	Citibank N.A.	September 2014	USD	1,000	(50,564)
Royal Caribbean Cruises Ltd.	5.00%	Credit Suisse International	September 2014	USD	1,000	(147,268)
Simon Property Group, LP	1.00%	Citibank N.A.	September 2014	USD	5,000	(268,626)
Staples, Inc.	1.00%	Credit Suisse International	September 2014	USD	5,000	(69,488)
Starwood Hotels & Resorts Worldwide, Inc.	5.00%	Credit Suisse International	September 2014	USD	1,000	(92,503)
Sunoco, Inc.	1.00%	Citibank N.A.	September 2014	USD	5,000	(244,730)
Westvaco Corp.	1.00%	JPMorgan Chase Bank, N.A.	September 2014	USD	5,000	103,543

Total						$(1,235,494)

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Trust’s most recent financial statements as contained in its Semi-annual report.

The following tables summarize the inputs used as of September 30, 2010 in determining the fair valuation of the Trust’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Asset Backed Securities	—	$13,578,833	—	$13,578,833
Common Stocks	—	—	$264,260	264,260
Corporate Bonds	—	97,475,765	—	97,475,765
Floating Rate Loan Interests	—	19,785,943	1,436,809	21,222,752
Non-Agency Mortgage-Backed Securities	—	288,717,788	—	288,717,788
Taxable Municipal Bonds	—	8,555,815	—	8,555,815

Total	—	$428,114,144	$1,701,069	$429,815,213

	Derivative Financial Instruments[1]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency exchange contracts	—	$89,656	—	$89,656
Credit contracts	—	124,350	—	124,350
Liabilities:
Foreign currency exchange contracts	—	(361,557)	—	(361,557)
Credit contracts	—	(1,359,844)	—	(1,359,844)

Total	—	$(1,507,395)	—	$(1,507,395)

[1]

Derivative financial instruments are swaps and foreign currency exchange contracts. Swaps and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK FIXED INCOME VALUE OPPORTUNITIES	SEPTEMBER 30, 2010	5

Schedule of Investments (concluded)

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Assets/Liabilities:	Common Stocks	Floating Rate Loan Interests	TALF Loans	Total
Balance, as of December 31, 2009	—	$5,912,045	$(65,723,279)	$(59,811,234)
Accrued discounts/premiums	—	62,042	—	62,042
Net realized gain (loss)	—	113,935	—	113,935
Net change in unrealized appreciation/depreciation[2]	$(138,101)	(342,684)	—	(480,785)
Purchases	402,361	1,209,388	—	1,611,749
Sales	—	(3,634,148)	65,723,279	62,089,131
Transfers in3	—	—	—	—
Transfers out[3]	—	(1,883,769)	—	(1,883,769)

Balance, as of September 30, 2010	$264,260	$1,436,809	—	$1,701,069

[2]	The change in unrealized appreciation/depreciation on securities still held at September 30, 2010 was $(189,071).
[3]	The Trust’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

6	BLACKROCK FIXED INCOME VALUE OPPORTUNITIES	SEPTEMBER 30, 2010

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Fixed Income Value Opportunities

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of BlackRock Fixed Income Value Opportunities

Date: November 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of BlackRock Fixed Income Value Opportunities

Date: November 22, 2010

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Fixed Income Value Opportunities

Date: November 22, 2010